Value Line
VIP Equity Advantage Fund
A Series of Value Line Funds Variable Trust

S U M M A R Y P R O S P E C T U S
M a r c h 2 3, 2 0 1 5

Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information, which contain more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information on line at http://prospectuses.guardianlife.com/GuardianLife/ProspectusesandFinancialReports/. You can also get this information at no cost by calling 800-221-3253 or by sending an email request to info@vlfunds.com. You can also get this information from your investment provider. The current Prospectus and Statement of Additional Information dated March 23, 2015, are incorporated by reference into this Summary Prospectus.

F U N D S U M M A R Y

Investment objectives

	The Fund’s primary investment objective is capital appreciation. Current income is a secondary investment objective.

Fees and expenses

This table describes the fees and expenses that you may pay in connection with an investment in the Fund. It does not take into account any fees or other expenses of any variable annuity or variable life insurance product. If such fees were reflected, expenses would be higher.

	Annual Fund Operating Expenses
	(expenses that you pay each year as a percentage of the value of your investment)
	Management Fee	1.00%
	Distribution and Service (12b-1) Fees	0.40%
	Other Expenses(1)	0.85%
	Acquired Fund Fees and Expenses(2)	0.97%
	Total Annual Fund Operating Expenses	3.22%
	Less: Fee Waiver and Expense Reimbursement(3)	0.50%
	Total Annual Fund Operating Expenses
	After Fee Waiver and Expense Reimbursement	2.72%

	(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

	(2)
“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year and are fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more underlying or “acquired” funds. “Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets disclosed in the Fund’s annual and semi-annual reports to shareholders (or in the financial highlights table of this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect cost of investing in acquired funds.

	(3)
EULAV Asset Management (the “Adviser”) and EULAV Securities LLC, the Fund’s principal underwriter (the “Distributor”), have agreed to waive a portion of their advisory and Rule 12b-1 fees and the Adviser has further agreed to reimburse certain expenses of the Fund to the extent necessary to limit the Fund’s total annual operating expenses (other than those attributable to Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, and extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 1.75% of the Fund’s average daily net assets (the “Expense Limitation”). The Adviser and the Distributor may subsequently recover from the Fund reimbursed expenses and/or waived fees (within 3 years after the fiscal year end in which the waiver/reimbursement occurred) to the extent that the Fund’s expense ratio is less than the Expense Limitation. The Expense Limitation can be terminated or modified before June 30, 2016 only with the agreement of the Board of Trustees of the Value Line Funds Variable Trust (the “Trust”).

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F U N D S U M M A R Y

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the fee waiver and expense reimbursement is in place for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Value Line VIP Equity Advantage Fund	$326	$1,154

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover rate is disclosed because the Fund had not commenced operations prior to the date of this prospectus.

Principal investment strategies of the Fund

The Fund, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity or equity-related securities (such as preferred stocks). This policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ notice to shareholders. The Fund primarily invests in a diversified basket of U.S. closed-end funds, which the Adviser believes offer opportunities for growth and dividend income. To a lesser extent, the Fund invests in exchange traded funds or “ETFs” and preferred stocks. Because the Fund invests primarily in closed-end funds and to a lesser extent ETFs, the Fund is similar in nature to a fund of funds. However, unlike a fund of funds that allocates its assets based on the perceived ability of the advisers to the underlying funds, the Adviser actively manages the Fund’s portfolio among the underlying closed-end funds based on its research and analysis of the market and the investment merit of the underlying closed-end funds themselves.

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F U N D S U M M A R Y

A closed-end fund is an investment company that has a fixed number of shares which, unlike mutual funds, are not redeemable from the fund. Instead shares of closed-end funds can be purchased and sold only in the securities markets. Similar to mutual funds, closed-end funds can invest in a variety of stocks, bonds and other financial instruments, and closed-end funds often focus their investments on particular sectors, markets, regions and industries. An ETF is an investment company that seeks to track the performance of a specific market index. These indices include broad-market indices (such as the S&P 500 Index or the Barclays Capital Aggregate Index) and narrow market indices, including those relating to particular sectors, markets, regions and industries. The Fund may also invest in actively managed ETFs and ETFs utilizing leverage to attempt to outperform a stated benchmark. The Adviser selects ETFs based on their ability to offer specific asset class, sector and style exposure in a cost- and tax-efficient manner.

The Fund invests in closed-end funds that primarily invest in equity and dividend income-producing securities. The Adviser uses the following multi-step process to build and manage the portfolio. The portfolio construction process begins with the proprietary model developed in part by Value Line, Inc. (“Value Line”) and the Adviser that ranks all closed-end funds that invest in equity and dividend income producing securities according to a number of factors, including both technical and valuation-driven criteria. The model also filters out the closed-end funds which have extreme or excessive values with respect to characteristics that the Adviser identifies as relevant in selecting a universe of potential buying opportunities with unique investment value. For example, closed-end funds that trade at a premium or have leverage ratios that the Adviser identifies as excessive will be screened out during the quantitative selection process. The model also considers, among other factors, the turnover of a closed-end fund’s portfolio to avoid investment in funds that engage in excessive trading as well as the trading volume of the shares of the closed-end fund to ensure there is an appropriate level of liquidity.

After the initial screening process, the Adviser then qualitatively analyzes the closed-end funds remaining on the list generated by the proprietary model, including, but not limited to, reviewing each fund’s management, portfolio allocations, and economic assessment. In addition, the Adviser attempts to identify potential tactical opportunities. The Adviser may from time to time select closed-end funds that have been pared from the list if the Adviser believes they offer attractive investment opportunities for growth or dividend income not adequately reflected in their ranking by the proprietary model. The Fund also may invest in equities and equity-related securities, such as ETFs and preferred stocks, that are not ranked by Value Line’s proprietary model but meet the Fund’s investment objectives.

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F U N D S U M M A R Y

The Fund’s investment in any one underlying fund is not expected to exceed, under normal conditions, 10% of the Fund’s total assets. The Fund’s underlying closed-end funds and ETFs may invest in companies of any market capitalization and, directly or indirectly, in securities of issuers located outside of the United States, including emerging markets. The Adviser anticipates that most of the Fund’s underlying closed-end funds and ETFs will invest primarily in U.S. companies. The closed-end funds and ETFs in which the Fund invests may engage in a variety of investment techniques, such as selling securities short and leveraging their portfolios to magnify the effect of changes in the value of their investments, and/or to benefit from (or protect against) an anticipated decline in the value of their investments.

The Investment Company Act of 1940 (the “1940 Act”) restricts investments by registered investment companies, such as the Fund, in the securities of other investment companies, including closed-end funds and ETFs. However, pursuant to exemptive orders issued by the Securities and Exchange Commission to various ETF sponsors, the Fund is permitted to invest in these ETFs beyond the limits set forth in the 1940 Act subject to certain terms and conditions set forth in the applicable exemptive order, including a condition that the Fund enter into an agreement with the relevant ETF sponsor prior to investing beyond the 1940 Act’s limits.

The Adviser may sell a security when it believes the security is approaching the value at which the Adviser believes no longer warrants continued investment, changing circumstances affect the original reasons for its purchase or more attractive opportunities are identified.

Principal risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money. The Fund will be subject to the risks associated with the principal investment strategies of the underlying investment companies in which the Fund invests. There is no assurance that the Fund will achieve its investment objectives. Before you invest in the Fund you should carefully evaluate the risks.

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F U N D S U M M A R Y

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Fund of Funds Risk. The risk that the Fund’s investment performance and its ability to achieve its investment objective are directly related to and depend on the performance of the underlying securities, such as the closed-end funds or ETFs, in which it invests. The Fund’s investment in underlying funds exposes the Fund to the risks associated with the types of securities in which the underlying fund invests and the investment techniques that they employ. Market fluctuations will change the weightings of the underlying funds in the Fund’s portfolio from their target weightings. Underlying funds may periodically change their investment objectives, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. Shareholders in the Fund will bear the Fund’s operating expenses as well as the Fund’s proportionate share of the expenses of the underlying funds. It is possible to lose money by investing in underlying funds. An investment in an underlying fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or the Adviser. In addition to the risks generally associated with investing in mutual funds, investing in underlying funds that are closed-end funds and ETFs create other risks. For example, certain of the closed-end funds and ETFs in which the Fund may invest are leveraged. The more the Fund invests in such leveraged funds, the more this leverage will magnify any losses on those investments.

The principal risks attributable to the underlying investment companies in which the Fund invests are:

■
Asset Allocation Risk. The risk that the selection by the Adviser of certain funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with similar investment objectives.

■
Management Risk. As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are invested in other investments.

■
Closed-End Funds Risk. The risk that closed-end funds in which the Fund invests will expose the Fund to negative performance and additional expenses associated with investment in such funds, and increased volatility. Closed-end funds frequently trade at a discount from their net asset value (“NAV”), which may affect whether the Fund will realize gain or loss upon its sale of the closed-end funds’ shares. Closed-end funds may employ leverage, which also subjects the closed-end fund to increased risks such as increased volatility.

■
Exchange-Traded Funds (ETFs) Risk. The risk that the ETF will not closely track its benchmark index, or that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Fund of owning shares of the ETF will exceed those the Fund would incur by investing in such securities directly.

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F U N D S U M M A R Y

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Expenses Risk. The risk that the Fund’s expense structure may result in lower investment returns. You may invest in underlying funds directly. By investing in underlying funds indirectly through the Fund, you will incur not only a proportionate share of the expenses of those underlying funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

■
Foreign Investments. An underlying fund may invest in foreign securities, either directly or by purchasing American Depository Receipts (“ADRs”) or other investment companies that hold foreign securities or ADRs. Purchases of foreign securities entail certain risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the underlying fund invests, and fluctuations in foreign currency exchange rates may adversely affect the value of foreign securities. Additionally, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies generally are not subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.

■
Leverage/Volatility Risk. The use of leverage by the closed-end funds or ETFs in which the Fund invests will cause the value of the Fund’s shares to be more volatile than if the underlying fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund’s portfolio securities or other investments. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein. Furthermore, derivative instruments often pose risks similar to the use of leverage, including some types of derivative instruments being highly volatile and subject to occasional rapid and substantial fluctuations in value. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s (or the closed-end funds or ETFs in which the Fund invests) trading positions suddenly turn unprofitable. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns may be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant loss on their investment in the Fund.

■	No History of Operations. The Fund is a recently formed mutual fund and has no history of operations.

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F U N D S U M M A R Y

	■	Liquidity Risk. The risk that certain securities, including shares of closed-end funds, may be difficult or impossible to sell at the time and price beneficial to the Fund.

■
Market Risk. The risk that the value of securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of equity investing, such as growth or value, may underperform the market generally.

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Common Stock Risk. Stock markets are volatile. The price of common stock, and other equity securities, in which underlying funds invest fluctuates based on changes in a company’s financial condition and overall market and economic conditions. Stock prices may decline over short or even extended periods of time.

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Preferred Stock Risk. Preferred stocks are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both fixed-income securities and common stock.

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Short Sale Risk. Short sale risk includes the potential loss of more money than the actual cost of the investment and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to an underlying fund.

	■	Valuation Risk. The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 13.

Fund performance

The Fund has not commenced operations, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return and comparing the Fund’s performance to a broad measure of market performance. The performance information will not reflect separate account or variable insurance contract fees or charges. If such fees and charges were reflected, the Fund’s returns would be less than shown.

Management

Investment Adviser. The Fund’s investment adviser is EULAV Asset Management.

Portfolio Manager. Cindy Starke, an employee of the Adviser, is primarily responsible for the day-to-day management of the Fund’s portfolio and has been the Fund’s portfolio manager since 2015 when the Fund commenced investment operations.

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F U N D S U M M A R Y

Purchase and sale of Fund shares

You may invest in the Fund by purchasing certain variable annuity and variable life insurance contracts (“Contracts”) issued by The Guardian Insurance & Annuity Company, Inc. (“GIAC”).

The Fund imposes no minimum investment requirements.

The Fund’s shares are redeemable and you may redeem your shares (sell them back to the Fund) through GIAC by writing to GIAC at P.O. Box 26210, Lehigh Valley, Pennsylvania 18002 by first class mail or 3900 Burgess Place, Bethlehem, Pennsylvania 18017 by overnight or express mail.

The accompanying prospectus for a GIAC variable annuity or variable life insurance policy describes the allocation, transfer and withdrawal provisions of such Contract.

Tax information

For federal income tax purposes, the Fund’s dividends and capital gain distributions are treated as having been received by GIAC, rather than by the owners of the Contracts (“Contractowners”). Generally, owners of variable contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. Contractowners should consult the prospectus for their GIAC variable annuity or variable life insurance policy or their tax adviser for a discussion of the federal tax consequences of owning a Contract, including the tax consequences associated with withdrawals or other payments from such Contracts.

Payments to broker-dealers and other financial intermediaries

The Fund is only available as an underlying investment for certain variable annuity and variable life insurance contracts. The Fund and the Adviser and/or the Distributor or other related companies make payments to GIAC, the sponsoring insurance company, (or its affiliates) for the sale of Fund shares, marketing activities and presentations, educational training programs, conferences or other services related to the sale or promotion of the Fund. These payments may be a factor that GIAC considers in including the Fund as an underlying investment option in the variable contracts and may create a conflict of interest by influencing an agent of GIAC or other intermediary to recommend a variable contract and the Fund over another investment. Ask your GIAC agent or financial intermediary, or visit the website of GIAC, for more information. The disclosure document for your variable contract may contain additional information about these payments.

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